                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6364

                     Van Kampen Ohio Quality Municipal Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/08

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN QHIO QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS | JULY 31, 2008 (UNAUDITED)

  PAR
 AMOUNT
 (000)                 DESCRIPTION               COUPON   MATURITY       VALUE
-------   ------------------------------------   ------   --------   ------------
          MUNICIPAL BONDS 178.8%
          OHIO 166.4%
$   400   Akron Bath Copley, OH Jt Twp
             Hosp Dist Rev Hosp Fac
             Summa Hosp, Ser A ...............   5.375%   11/15/18   $    401,800
  1,720   Akron, OH Rev & Impt Var Purp
             (MBIA Insd) (a) .................   5.250    12/01/18      1,818,333
  1,000   Akron, OH Rev & Impt Var Purp
             (MBIA Insd) .....................   5.250    12/01/19      1,057,170
  3,000   American Muni Pwr OH Inc Prairie
             St Energy Campus Proj, Ser A (AGL
             Insd) ...........................   5.250    02/15/19      3,227,100
  1,000   Athens Cnty, OH Hosp Fac Rev
             Impt O'Bleness Mem Rfdg, Ser
             A ...............................   7.125    11/15/33      1,019,320
  3,000   Buckeye, OH Tob Settlement Fin
             Auth Asset Bkd Sr Asset Bkd
             Turbo, Ser A-2 ..................   5.875    06/01/30      2,594,880
  4,000   Buckeye, OH Tob Settlement Fin
             Auth Asset Bkd Sr Asset Bkd
             Turbo, Ser A-2 ..................   5.875    06/01/47      3,249,760
    700   Centerville, OH Hlthcare Rev
             Bethany Lutheran Vlg Proj, Ser
             A ...............................   6.000    11/01/38        606,529
  1,510   Cleveland, OH Arpt Sys Rev, Ser
             A (FSA Insd) ....................   5.000    01/01/31      1,501,876
    675   Cleveland-Cuyahoga Cnty, OH
             Port Auth Rev Dev Port
             Cleveland Bd Fd, Ser A (LOC:
             Fifth Third Bank) ...............   6.250    05/15/16        699,003
    650   Cleveland-Cuyahoga Cnty, OH
             Port Auth Rev Dev Port
             Cleveland Bd Fd, Ser B
             (AMT) (a) .......................   6.500    11/15/14        669,734

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
          OHIO (CONTINUED)
$ 1,000   Cleveland-Cuyahoga Cnty, OH
             Port Auth Rev Student Hsg
             Euclid Ave Fenn Proj (AMBAC
             Insd) ...........................   5.000%   08/01/28   $    977,750
  3,145   Columbus, OH Tax Increment Fin
             Rev Easton Proj (AMBAC Insd)
             (Prerefunded @ 6/01/09) .........   4.875    12/01/24      3,261,554
    395   Cuyahoga Cnty, OH Hlthcare &
             Indpt Living Fac Rev Eliza
             Jennings Sr Care, Ser A .........   5.750    05/15/27        350,559
  1,000   Cuyahoga Cnty, OH Hlthcare Fac
             Rev Mtg Menorah Pk Ctr
             Wiggins Proj ....................   6.800    02/15/35        977,990
  1,000   Cuyahoga Cnty, OH Hosp Fac
             Rev Canton Inc Proj .............   7.500    01/01/30      1,059,460
  2,000   Dayton, OH Arpt Rev Rfdg, Ser C
             (Radian Insd) (AMT) .............   5.350    12/01/32      1,814,660
  1,500   Erie Cnty, OH Hosp Fac Rev
             Firelands Regl Med Ctr Proj A ...   5.000    08/15/36      1,361,625
  2,500   Erie Cnty, OH Hosp Fac Rev
             Firelands Regl Med Ctr, Ser A ...   5.625    08/15/32      2,504,825
  1,650   Field, OH Loc Sch Dist Sch Fac
             Constr & Impt (AMBAC Insd) ......   5.000    12/01/32      1,624,772
    500   Finneytown, OH Loc Sch Dist
             (FGIC Insd) .....................   6.200    12/01/17        582,530
  1,285   Franklin Cnty, OH Hlthcare Fac
             Rev Impt OH Presbyterian Svc,
             Ser A ...........................   5.125    07/01/35      1,103,699
  1,000   Franklin Cnty, OH Hlthcare Fac
             Rev OH Presbyterian, Ser A
             (Prerefunded @ 7/01/11) .........   7.125    07/01/29      1,126,510
  1,455   Gallia Cnty, OH Loc Sch Dist Sch
             Impt (FSA Insd) .................   5.000    12/01/30      1,482,281

          OHIO (CONTINUED)
$ 2,555   Greene Cnty, OH Swr Sys Rev
             Govt Enterprise (AMBAC Insd)
             (Prerefunded @ 12/01/10) ........   5.625%   12/01/25   $  2,768,496
  2,145   Groveport, OH Inc Tax Rcpt
             (MBIA Insd) (a) .................   5.000    12/01/20      2,197,274
  2,000   Hamilton Cnty, OH Hlthcare Rev
             Life Enriching Cmnty Proj Rfdg,
             Ser A ...........................   5.000    01/01/37      1,644,400
  4,000   Hamilton Cnty, OH Hosp Fac Rev
             Hlth Alliance, Ser A (MBIA
             Insd) (b) (f) ...................   8.100    01/01/18      4,000,000
  5,000   Hamilton Cnty, OH Sales Tax Sub
             Cap Apprec, Ser B (AMBAC
             Insd) ...........................       *    12/01/23      2,245,300
  1,000   Hamilton Cnty, OH Swr Sys Rev
             Impt Metro Swr Dist, Ser B
             (MBIA Insd) .....................   5.000    12/01/30      1,004,200
  1,000   Harrison, OH Wastewtr Sys &
             Impt Rfdg (FSA Insd) (a) ........   5.250    11/01/20      1,059,570
 10,000   Lakewood, OH City Sch Dist Sch
             Impt Rfdg (FSA Insd) (c) ........   4.500    12/01/31      9,964,003
  1,000   Lakota, OH Loc Sch Dist (AMBAC
             Insd) ...........................   7.000    12/01/09      1,065,410
  1,000   Lorain Cnty, OH Hosp Rev
             Catholic Hlthcare Part, Ser B
             (MBIA Insd) .....................   5.625    09/01/15      1,022,430
  2,000   Lorain Cnty, OH Hosp Rev
             Catholic Hlthcare, Ser S ........   5.375    10/01/30      2,013,560
  5,840   Lorain Cnty, OH Hosp Rev Fac
             Catholic, Ser H (AGL Insd) (c) ..   5.000    02/01/24      5,857,520
  1,080   Lorain, OH Hosp Impt Rev
             Lakeland Cmnty Hosp Inc
             Proj (d) ........................   6.500    11/15/12      1,141,441

          OHIO (CONTINUED)
$ 1,000   Lucas Cnty, OH Hlthcare Fac Rev
             Sunset Retirement Rfdg, Ser A ...   6.375%   08/15/15   $  1,037,320
  1,000   Medina, OH Sch Dist Ctf Partn
             Sch Fac Proj (AGL Insd) .........   5.250    12/01/31      1,014,500
  1,000   Miami Cnty, OH Hosp Fac Upper
             Vly Med Ctr Impt & Rfdg .........   5.250    05/15/26        943,610
  1,000   Miami Univ, OH Gen Rcpt Rfdg
             (AMBAC Insd) ....................   5.000    12/01/22      1,019,140
  1,000   Middleburg Heights, OH
             Southwest Genl Hlth Ctr (FSA
             Insd) ...........................   5.625    08/15/15      1,022,460
  2,000   Montgomery Cnty, OH Hosp Rev
             Grandview Hosp & Med Ctr Rfdg
             (Prerefunded @ 12/01/09) ........   5.600    12/01/11      2,091,600
  2,000   Montgomery Cnty, OH Rev
             Catholic Hlth Initiatives, Ser
             A (d) ...........................   6.000    12/01/26      2,111,100
  7,500   Montgomery Cnty, OH Rev
             Catholic Hlth, Ser C-1 (FSA
             Insd) (c) .......................   5.000    10/01/41      7,371,744
  1,340   Norwood, OH Tax Increment Rev
             Fin Cornerstone at Norwood ......   6.200    12/01/31      1,196,499
  1,500   Ohio Hsg Fin Agy Cap Fd Rev,
             Ser A (FSA Insd) ................   5.000    04/01/27      1,531,635
    210   Ohio Hsg Fin Agy Mtg Rev
             Residential, Ser A (GNMA
             Collateralized) (AMT) ...........   5.250    09/01/30        211,575
  1,560   Ohio Hsg Fin Agy Multi Family Hsg
             Rev Mtg Covenant, Ser C
             (GNMA Collateralized)
             (AMT) (a) .......................   5.850    09/20/28      1,552,559

          OHIO (CONTINUED)
$ 5,550   Ohio Hsg Fin Agy Single Family
             Mtg Rev (FGIC Insd) (d) .........       *    01/15/15   $  4,327,391
  1,000   Ohio Hsg Fin Agy Single Family
             Mtg Rev (FGIC Insd)
             (Prerefunded @ 1/15/14) .........       *    01/15/15        739,960
  5,850   Ohio Hsg Fin Agy Single Family
             Mtg Rev (FGIC Insd)
             (Prerefunded @ 7/15/14) .........       *    01/15/15      4,459,689
  1,000   Ohio Muni Elec Generation Agy Jt
             Venture 5 Ctf Ben Int (MBIA
             Insd) ...........................       *    02/15/30        291,250
  7,500   Ohio St Air Quality Dev Auth Rev
             Dayton Pwr (BHAC Insd)
             (AMT) (c) .......................   4.800%   09/01/36      7,298,820
    670   Ohio St Dept of Tran Ctf Part
             Panhandle Rail Line Proj (FSA
             Insd) ...........................   6.500    04/15/12        672,204
  1,400   Ohio St Higher Ed Fac Commn
             Higher Ed Fac Xavier Univ Proj
             (CIFG Insd) (Prerefunded @
             5/01/16) ........................   5.000    05/01/24      1,512,952
 10,000   Ohio St Higher Ed Fac Commn
             Rev Hosp Univ (BHAC Insd) (c) ...   4.750    01/15/46      9,223,712
  2,000   Ohio St Univ Gen Rcpt, Ser A .......   5.000    12/01/26      2,025,500
  1,000   Ohio St Univ Gen Rcpt, Ser A .......   5.125    12/01/31      1,010,180
  1,000   Painesville, OH Loc Sch Dist Sch
             Constr (MBIA Insd) ..............   5.000    12/01/28        994,880
  1,000   Scioto Cnty, OH Hosp Rev Rfdg
             Southn OH Med Ctr ...............   5.750    02/15/38        969,600
  1,820   Summit Cnty, OH (a).................   5.250    12/01/22      1,928,108
  1,395   Summit Cnty, OH ....................   5.250    12/01/23      1,472,311

          OHIO (CONTINUED)
$ 1,000   Summit Cnty, OH Port Auth Bd
             Fd Pgm Dev Rev Work Force
             Policy Brd, Ser F ...............   4.875%   11/15/25   $    870,150
  2,475   Toledo, OH City Sch Dist Sch Fac
             Impt, Ser B (FGIC Insd) .........   5.000    12/01/27      2,485,172
  1,805   Toledo, OH Sew Sys Rev
             (AMBAC Insd) ....................   5.000    11/15/28      1,786,715
  1,500   Toledo-Lucas Cnty, OH Port Auth
             Crocker Pk Pub Impt Proj ........   5.375    12/01/35      1,377,480
    470   Toledo-Lucas Cnty, OH Port Auth
             Northwest OH Bd Fd, Ser C
             (AMT) ...........................   5.125    11/15/25        419,108
  1,100   Toledo-Lucas Cnty, OH Port Auth
             Northwest OH Bd Fd, Ser D
             (AMT) (a) .......................   6.900    11/15/20      1,121,230
    500   Tuscarawas Cnty, OH Hosp Fac
             Rev Twin City Hosp Proj .........   6.100    11/01/22        482,030
  1,140   West Chester Twp OH Rfdg
             (AMBAC Insd) ....................   5.000    12/01/20      1,172,627
  1,500   West Clermont OH Loc Sch Dist
             Sch Impt (FSA Insd) .............   5.000    12/01/31      1,530,240
  1,180   Worthington, OH City Sch Dist
             Rfdg (FGIC Insd) ................   6.000    06/01/10      1,255,331
                                                                     ------------
                                                                      141,587,706
                                                                     ------------
          GUAM 4.8%
    155   Guam Govt, Ser A ...................   5.250    11/15/37        139,610
  2,000   Guam Pwr Auth Rev, Ser A
             (AMBAC Insd) ....................   5.125    10/01/29      1,940,780
  2,000   Guam Pwr Auth Rev, Ser A
             (AMBAC Insd) ....................   5.250    10/01/34      1,966,320
                                                                     ------------
                                                                        4,046,710
                                                                     ------------

          PUERTO RICO 3.2%
$ 1,500   Puerto Rico Comwlth Hwy &
             Trans Auth Hwy Rev, Ser Y
             (FSA Insd) (c) ..................   6.250%   07/01/21   $  1,711,402
  1,000   Puerto Rico Elec Pwr Auth Pwr Rev,
             Ser WW ..........................   5.000    07/01/28        983,860
                                                                     ------------
                                                                        2,695,262
                                                                     ------------
          U.S. VIRGIN ISLANDS 4.4%
  1,000   Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt, Ser A       6.375    10/01/19      1,054,300
  1,000   Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt, Ser A
             (ACA Insd) (Prerefunded @
             10/01/10) .......................   6.125    10/01/29      1,084,430
  1,500   Virgin Islands Pub Fin Auth Rev
             Gross Rcpt Taxes Ln Nt, Ser A
             (Prerefunded @ 10/01/10) ........   6.500    10/01/24      1,647,135
                                                                     ------------
                                                                        3,785,865
                                                                     ------------
TOTAL INVESTMENTS 178.8%
   (Cost $150,456,622)........................                        152,115,543
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS
   RELATED TO SECURITIES HELD (36.6%)
   (Cost ($31,160,000))
   (31,160) Notes with interest rates ranging
       from 2.26% to 2.74% at July 31, 2008
       and contractual maturities of
       collateral ranging from 2021 to
       2046 (e) ..............................                        (31,160,000)
                                                                     ------------
TOTAL NET INVESTMENTS 142.2%
   (Cost $119,296,622)........................                        120,955,543
OTHER ASSETS IN EXCESS OF LIABILITIES 4.9%....                          4,153,023
PREFERRED SHARES (INCLUDING ACCRUED
   DISTRIBUTIONS) (47.1%) ....................                        (40,031,165)
                                                                     ------------
NET ASSETS APPLICABLE TO COMMON
   SHARES 100.0% .............................                       $ 85,077,401
                                                                     ============

Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond

(a)  The Trust owns 100% of the outstanding bond issuance.

(b)  Variable Rate Coupon

(c)  Underlying security related to Inverse Floaters entered into by the Trust.

(d)  Escrowed to Maturity

(e) Floating rate notes. The interest rate shown reflects the rates in effect at July 31, 2008.

(f) Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

ACA - American Capital Access
AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Ohio Quality Municipal Trust


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: September 18, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 18, 2008